Operations in hydrocarbon consortiums - Summary of financial information of joint operation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Non-current assets	$ 6,217,313	$ 3,180,101
Current assets	895,540	1,052,271
Liabilities
Non-current liabilities	3,565,036	1,553,405
Current liabilities	1,036,223	1,057,754
Operating costs	(186,945)	(116,526)	$ (94,685)
Depreciation, depletion and amortization	(738,903)	(437,699)	(276,430)
General and administrative expenses	(147,709)	(108,954)	(70,483)
Financial results, net	(240,945)	(34,563)	(86,128)
Group And Vista Argentina [Member]
Assets
Non-current assets	1,492,937	290,683
Current assets	9,599	402
Liabilities
Non-current liabilities	22,543	2,428
Current liabilities	95,141	6,483
Operating costs	(55,985)	(2,081)	(1,687)
Depreciation, depletion and amortization	(187,137)	(62,751)	(78,860)
General and administrative expenses	(30)	(227)	(846)
Other operating income and expenses	2,462	0	0
Impairment of long -lived assets	0	0	(1,679)
Financial results, net	(1,101)	(118)	1,561
Total costs and expenses for the period/year	$ (241,791)	$ (65,177)	$ (81,511)